Capital management and solvency (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Capital Ratios of Aegon's Operating Units
Capital ratios of Aegon’s main operating units

	December 31, 2025 1	December 31, 2024

US RBC ratio	424%	443%

Scottish Equitable Plc Solvency UK ratio	183%	186%

1	The capital ratios are estimates and are not final until filed with the respective supervisory authority.

Summary of Composition of Available Own Funds Across Tiers	The Eligible Own Funds equal the Available Own Funds after applying any Own Funds eligibility restrictions.

	December 31, 2025 1	December 31, 2024

Group Eligible Own Funds	11,901	14,030

Group SCR	6,464	7,466

Group solvency ratio 2	184%	188%

1	The solvency ratios are estimates and are not final until filed with the respective supervisory authority.
2	Including our share of a.s.r. Excess of Assets over Liabilities (minus own shares and minus minority interests) and SCR in our Group Solvency numbers.

Summary of Composition of Total Capitalization and Calculation of Gross Financial Leverage Ratio
The following table shows the composition of Aegon’s total capitalization, the calculation of the gross financial leverage ratio and its fixed charge coverage:

	Note	2025	2024

Total shareholders’ equity	25	7,432	7,215

Non-controlling interests and share options not yet exercised	26, SOFP 1	186	221

CSM after tax	29	6,277	6,975

Adjusted valuation equity		13,896	14,411

Perpetual contingent convertible securities	26	500	500

Junior perpetual capital securities	26	923	923

Perpetual cumulative subordinated bonds	26	454	454

Subordinated Borrowings	27	1,461	1,653

Trust pass-through securities	28	99	113

Currency revaluation other equity instruments 2		24	52

Hybrid leverage		3,461	3,695

Senior leverage	31 3	1,389	1,507

Total gross financial leverage		4,850	5,201

Total capitalization		18,746	19,612

Gross financial leverage ratio		25.9%	26.5%

Fixed Charge Coverage		7.5 x	6.4 x

1	Non-controlling interests are disclosed in the consolidated statement of financial position.
2	Other equity instruments that are denominated in foreign currencies are, for purpose of calculating hybrid leverage, revalued to the period-end exchange rate.
3	Senior debt for the gross financial leverage calculation also contains swaps for an amount of EUR (7) million (2024: EUR (26) million).